SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Voluntary Changes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CURRENT
Cash and cash equivalents	R$ 495,855	R$ 1,393,973	R$ 1,407,078	R$ 792,252	R$ 495,855	R$ 1,393,973	R$ 1,407,078
Marketable Securities				6,924,358	5,681,791
TOTAL CURRENT ASSETS				37,358,727	29,272,652
NON-CURRENT				78,192,669	87,120,579
INVESTMENTS				28,708,364	26,531,534
FIXED ASSETS, NET				27,965,837	26,812,925	29,546,645	31,105,548
INTANGIBLE ASSETS, NET				749,762	761,739	935,151	1,365,371
TOTAL NON-CURRENT ASSETS				135,616,632	141,226,777
TOTAL ASSETS				172,975,359	170,499,429
CURRENT
Reimbursement obligations				1,392,542	1,868,085
Others				1,458,952	1,251,638
TOTAL CURRENT LIABILITIES				34,186,952	31,138,510
NON-CURRENT
TOTAL NON-CURRENT LIABILITIES				96,035,875	95,295,992
EQUITY
Equity attributable to owners of the Company				42,339,377	44,203,470
Non-controlling-interests				413,155	(138,543)
TOTAL EQUITY				42,752,532	44,064,927	41,580,593	53,653,349
TOTAL LIABILITIES AND EQUITY				R$ 172,975,359	170,499,429
Statement of Profit and Loss
NET OPERATING REVENUE	37,876,024	60,316,003	32,180,843
OPERATING EXPENSES
Operating charges (reversals), net	(5,746,873)	(16,866,539)	(12,012,689)
Others	(1,608,778)	(1,904,179)	(2,072,833)
OPERATING EXPENSES	(34,050,610)	(47,408,065)	(42,646,210)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT	3,825,414	12,907,938	(10,465,367)
FINANCIAL RESULT
Monetary restatements loss	(1,290,488)	(2,150,636)	(936,458)
FINANCIAL RESULT	(5,193,296)	(3,930,724)	(1,273,103)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS	(1,367,882)	8,977,214	(11,738,470)
RESULTS OF EQUITY METHOD INVESTMENTS	1,167,484	3,205,511	531,446
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS	(200,398)	12,182,725	(11,207,024)
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS	1,525,293	8,510,819	710,112
Net Income (Loss) for year	(1,725,691)	3,671,906	(11,917,136)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY	(1,763,805)	3,584,529	(11,405,085)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS	38,114	87,377	(512,051)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (Loss) before income tax and social contribution	(200,398)	12,182,725	(11,207,024)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations	(156)	(398,672)	(1,340,578)
Provisions for litigation	4,398,398	5,992,745	3,358,042
Adjustments to reconcile profit (loss)	3,994,897	(8,958,443)	14,951,417
Changes in:
Marketable securities	(1,303,349)	1,108,738	(3,234,240)
Changes in assets	(1,846,754)	3,500,883	(6,623,483)
Cash generated from operations		5,392,699	6,264,695
Payment of refinancing of taxes and contributions-principal		(132,879)	(117,058)
Net cash provided by operating activities	2,167,987	1,572,046	6,515,314
CASH FLOWS FROM FINANCING ACTIVITIES
Net cash provided by financing activities	(1,941,381)	3,003,642	2,136,031
CASH FLOWS FROM INVESTMENT ACTIVITIES
Net cash used in investment activities	69,791	(5,473,806)	(9,012,552)
Net decrease in cash and cash equivalents for the year	296,397	(898,118)	(361,207)
Cash and cash equivalents at the beginning of the year	495,855	1,393,973	1,407,078
Cash and cash equivalents at the end of the year	792,252	495,855	1,393,973
Original
CURRENT
Cash and cash equivalents	679,668	1,393,973	1,407,078		679,668	1,393,973	R$ 1,407,078
Marketable Securities					5,497,978
TOTAL CURRENT ASSETS					29,272,652
NON-CURRENT					87,120,579
INVESTMENTS					26,531,534
FIXED ASSETS, NET					26,812,925
INTANGIBLE ASSETS, NET					761,739
TOTAL NON-CURRENT ASSETS					141,226,777
TOTAL ASSETS					170,499,429
CURRENT
Reimbursement obligations					1,167,503
Others					1,952,220
TOTAL CURRENT LIABILITIES					31,138,510
NON-CURRENT
TOTAL NON-CURRENT LIABILITIES					95,295,992
EQUITY
Equity attributable to owners of the Company					44,203,470
Non-controlling-interests					(138,543)
TOTAL EQUITY					44,064,927
TOTAL LIABILITIES AND EQUITY					170,499,429
Statement of Profit and Loss
NET OPERATING REVENUE		60,748,853	32,588,838
OPERATING EXPENSES
Remuneration and Indemnity		(362,702)	(348,874)
Operating charges (reversals), net		(14,867,952)	(11,586,767)
Others		(1,974,327)	(2,131,954)
OPERATING EXPENSES		(45,842,328)	(42,628,283)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT		14,906,525	(10,039,445)
FINANCIAL RESULT
Monetary restatements loss		(4,149,223)	(1,362,380)
FINANCIAL RESULT		(5,929,311)	(1,699,025)
PROFIT (LOSS) BEFORE RESULTS OF EQUITY INVESTMENTS, TAXES AND SOCIAL CONTRIBUTIONS		8,977,214	(11,738,470)
RESULTS OF EQUITY METHOD INVESTMENTS		3,205,511	531,446
PROFIT (LOSS) BEFORE TAXES AND SOCIAL CONTRIBUTIONS		12,182,725	(11,207,024)
TOTAL INCOME TAXES AND SOCIAL CONTRIBUTIONS		8,510,819	710,112
Net Income (Loss) for year		3,671,906	(11,917,136)
AMOUNT ATTRIBUTED TO OWNERS OF THE COMPANY		3,584,529	(11,405,085)
AMOUNT ATTRIBUTED TO NON-CONTROLLING INTERESTS		87,377	(512,051)
CASH FLOWS FROM OPERATING ACTIVITIES
Profit (Loss) before income tax and social contribution		12,182,725	(11,207,024)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations		1,599,915	(914,656)
Provisions for litigation		3,994,158	2,932,120
Adjustments to reconcile profit (loss)		(8,958,443)	14,951,417
Changes in:
Marketable securities		1,292,551	(2,886,138)
Changes in assets		3,684,696	(6,275,381)
Cash generated from operations		5,576,512	6,612,797
Net cash provided by operating activities		1,888,738	6,980,474
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of refinancing of taxes and contributions-principal		(132,879)	(117,058)
Net cash provided by financing activities		2,870,763	2,018,973
CASH FLOWS FROM INVESTMENT ACTIVITIES
Net cash used in investment activities		(5,473,806)	(9,012,552)
Net decrease in cash and cash equivalents for the year		(714,305)	(13,105)
Cash and cash equivalents at the beginning of the year	679,668	1,393,973	1,407,078
Cash and cash equivalents at the end of the year		679,668	1,393,973
Reclassification
CURRENT
Cash and cash equivalents	(183,813)	(348,102)	(348,102)		(183,813)	R$ (348,102)
Marketable Securities					183,813
CURRENT
Reimbursement obligations					700,582
Others					R$ (700,582)
Statement of Profit and Loss
NET OPERATING REVENUE		(432,850)	(407,995)
OPERATING EXPENSES
Remuneration and Indemnity		362,702	348,874
Operating charges (reversals), net		(1,998,587)	(425,922)
Others		70,148	59,121
OPERATING EXPENSES		(1,565,737)	(17,927)
OPERATING PROFIT (LOSS) BEFORE FINANCIAL RESULT		(1,998,587)	(425,922)
FINANCIAL RESULT
Monetary restatements loss		1,998,587	425,922
FINANCIAL RESULT		1,998,587	425,922
Adjustments to reconcile net profit (loss) to net cash provided by operating activities :
Net monetary variations		(1,998,587)	(425,922)
Provisions for litigation		1,998,587	425,922
Changes in:
Marketable securities		(183,813)	(348,102)
Changes in assets		(183,813)	(348,102)
Cash generated from operations		(183,813)	(348,102)
Payment of refinancing of taxes and contributions-principal		(132,879)	(117,058)
Net cash provided by operating activities		(316,692)	(465,160)
CASH FLOWS FROM FINANCING ACTIVITIES
Payment of refinancing of taxes and contributions-principal		132,879	117,058
Net cash provided by financing activities		132,879	117,058
CASH FLOWS FROM INVESTMENT ACTIVITIES
Net decrease in cash and cash equivalents for the year		(183,813)	(348,102)
Cash and cash equivalents at the beginning of the year	R$ (183,813)	(348,102)
Cash and cash equivalents at the end of the year		R$ (183,813)	R$ (348,102)